Related Party Transactions (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Dec. 31, 2013 USD ($)
Related Party Transactions (Textual)
Revenues from related party				$ 11,407
Revenue from related party for services		718,756	892,595	485,304
Related party account payable		0	26,830	426,434
Repayments of notes		40,011	1,095,087	1,633,073
Related party receivable			353,513
Notes receivable		547,259	125,687
Due from related parties		248,866	675,623
Loan provided to related parties		(18,210)	(930,536)	(1,986,421)
Due to related parties		446,050		2,422
Short term borrowings			1,748,479
Purchase of property and equipment		$ 238,353
Invetment term		30 days
Capital contribution				3,340,396
Investment Agreement [Member] | Beijing Jiate Information Technology, Ltd. [Member]
Related Party Transactions (Textual)
Investments					$ 706,000	¥ 4,900,000
Equity interest, percentage					49.00%	49.00%
Investment Agreement [Member] | Beijing Jiate Information Technology, Ltd. [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Capital contribution	$ 356,000
Investment Agreement [Member] | HTCC [Member]
Related Party Transactions (Textual)
Investments					$ 356,000	¥ 2,450,000
Equity interest, percentage					49.00%	49.00%
Due to related parties [Member]
Related Party Transactions (Textual)
Related parties expenses		1,746
Loans from Chunmei Sun				$ 392,118
Interest on loan				15.00%
Interest expense		108,264
Short term borrowings		1,670	1,670
Jiate [Member]
Related Party Transactions (Textual)
Related party account payable		129,489	0
Due to related parties		444,380
Short term borrowings		203,048	207,813
General & administrative expenses		188,319
Jiate [Member] | Due from related parties [Member]
Related Party Transactions (Textual)
Related parties expenses		23,094	82,794
Loan provided to related parties		18,210
Jiate [Member] | Due to related parties [Member]
Related Party Transactions (Textual)
Due to related parties		446,050	0	95,987
Short term borrowings			19,841	294,500
Repayments of borrowings			0
Purchase of property and equipment		238,353
Chongqing Taiying Shiye Co Ltd [Member] | Notes Receivable From Related Party [Member]
Related Party Transactions (Textual)
Short term borrowings							$ 1,130,765
Repayments of borrowings				$ 113,901
Equity interest, percentage							5.00%
Notes receivable - related party		$ 907,297	$ 970,620